SHARE-BASED COMPENSATION (Details) - Schedule of activity in share options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Activity in Share Options [Abstract]
Number of Options, Outstanding Beginning (in Shares)	20,049,284	29,273,408
Weighted Average Exercise Price, Outstanding Beginning	$ 8.82	$ 17.24
Weighted Average Grant-date Fair Value, Outstanding Beginning	$ 42.57	$ 40.24
Number of Options, Granted (in Shares)		4,925,211
Weighted Average Exercise Price, Granted		$ 0.76
Weighted Average Grant-date Fair Value, Granted		$ 8
Number of Options, Exercised (in Shares)	(4,142,985)	(6,885,255)
Weighted Average Exercise Price, Exercised	$ 0	$ 0.07
Weighted Average Grant-date Fair Value, Exercised	$ 27.02	$ 23.49
Number of Options, Forfeited (in Shares)	(6,996,980)	(7,264,080)
Weighted Average Exercise Price, Forfeited	$ 9.31	$ 9.52
Weighted Average Grant-date Fair Value, Forfeited	$ 72.27	$ 5.88
Number of Options, Outstanding Ending (in Shares)	8,909,319	20,049,284
Weighted Average Exercise Price, Outstanding Ending	$ 17.61	$ 8.82
Weighted Average Grant-date Fair Value, Outstanding Ending	$ 31.02	$ 42.57